SHARE-BASED COMPENSATION - Summary of Movement in Share Options (Details) - Sharesave Schemes number in Thousands	12 Months Ended
	Dec. 31, 2024 £ / shares	Dec. 31, 2023 £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding, beginning balance (in shares)	27,139	29,988
Number of options granted (in shares)	4,991	7,175
Number of options exercised (in shares)	(4,004)	(5,980)
Number of options forfeited/expired (in shares)	(2,437)	(4,044)
Number of options outstanding, ending balance (in shares)	25,689	27,139
Number of options exercisable (in shares)	1,115	868
Weighted average exercise price outstanding, beginning balance	£ 2.19	£ 2.00
Weighted average exercise price granted	3.36	2.78
Weighted average exercise price exercised	2.29	1.70
Weighted average exercise price forfeited/expired	2.37	2.53
Weighted average exercise price outstanding, ending balance	2.39	2.19
Weighted average exercise price exercisable	£ 2.36	£ 1.84